OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 173,829
2023	55,785
2024	34,322
2025	22,174
2026 and thereafter	22,807
Total minimum contractual future revenues	$ 308,917